SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
Summary of Net Change in Working Capital
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2024	2023	2022
Trade receivables and other current assets	$(138)	$535	$(270)
Accounts payable and accrued liabilities	18	(51)	175
Other assets and liabilities	(144)	(79)	(8)
	$(264)	$405	$(103)